Schedule of Investments PIMCO California Municipal Income Fund III	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.7% ¤
MUNICIPAL BONDS & NOTES 174.0%
ARIZONA 0.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$730	$475

CALIFORNIA 158.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (c)	2,525	1,286
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (b)	600	178
Bay Area Toll Authority, California Revenue Bonds, Series 2007 3.400% due 04/01/2047	590	590
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2048	8,000	8,000
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,700	3,186
5.000% due 08/01/2049	1,000	954
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,000	745
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	841
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	3,935	3,996
6.000% due 06/01/2042	7,000	7,108
6.125% due 06/01/2038	1,000	1,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (b)	4,000	577
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	4,000	675
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	700	724
California Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 10/01/2043	1,000	1,059
California Enterprise Development Authority Revenue Bonds, Series 2020 5.000% due 08/01/2050	600	606
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	1,020	1,032
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	3,000	3,078
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	5,000	5,289
5.000% due 08/15/2055	5,000	5,130
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	1,220	1,231
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	2,750	2,585
4.000% due 06/01/2050	3,750	3,636
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	2,300	2,235
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,000	262
3.650% due 01/01/2050	2,250	2,251
4.000% due 11/01/2050	860	776
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,500	1,603
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 06/01/2043	1,165	1,251
5.000% due 06/01/2048	1,100	1,172
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	655	607
4.000% due 09/01/2050 (e)	1,200	957
4.000% due 02/01/2051	1,500	1,417
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,250	1,326
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,115	1,131
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	5,000	5,054
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	1,500	1,500
California State General Obligation Bonds, Series 2018 5.000% due 10/01/2047	2,000	2,088

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

California State General Obligation Bonds, Series 2020 4.000% due 11/01/2040	850	869
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,500	1,700
California State General Obligation Bonds, Series 2022 4.000% due 04/01/2049	1,750	1,742
California State General Obligation Notes, Series 2019 5.000% due 04/01/2027	1,615	1,789
California State General Obligation Notes, Series 2021 5.000% due 10/01/2029	2,000	2,343
California State Public Works Board Revenue Bonds, Series 2013 5.000% due 03/01/2038	2,500	2,504
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	6,750	7,030
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	950	1,027
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	248
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	750	734
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	193
5.000% due 06/01/2046	1,000	939
5.000% due 12/01/2046	3,100	2,952
5.250% due 12/01/2056	3,750	3,650
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,353
4.000% due 07/01/2048	850	831
4.000% due 12/01/2057	2,000	1,909
5.000% due 03/01/2048	1,505	1,536
Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,275	1,436
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2038 (b)	1,300	708
0.000% due 08/01/2039 (b)	1,600	823
0.000% due 08/01/2041 (b)	1,935	898
0.000% due 08/01/2046 (b)	1,500	542
Chino Valley Unified School District, California General Obligation Notes, Series 2022 0.000% due 08/01/2030 (b)	1,135	909
City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2049	2,000	1,982
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,500	987
4.000% due 08/01/2047	600	466
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	750	597
Corona Norco Unified School District, General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,460	1,466
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	328
3.100% due 07/01/2045	1,000	760
3.400% due 10/01/2046	350	262
4.000% due 08/01/2056	500	385
4.000% due 10/01/2056	750	552
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	1,800	881
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	300	319
El Monte School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,400	1,541
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,160	1,165
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	720	647
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,400	1,419
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,125	2,131
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	1,000	991
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,500	1,715
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	20,500	2,082
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,150	1,158
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	1,618
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	5,000	5,157
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016 5.000% due 11/01/2041 (d)	4,000	4,251
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2030	360	399
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2045	450	450

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

Long Beach Unified School District, California General Obligation Bonds, Series 2009 5.750% due 08/01/2033	305	306
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 4.000% due 12/01/2048	2,000	2,012
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,200	2,379
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021 4.000% due 06/01/2037	1,500	1,598
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,185	1,187
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2048	1,800	1,870
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,500	1,620
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,190	1,318
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	1,000	1,012
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021 5.000% due 07/01/2041	3,175	3,554
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,700	3,211
7.000% due 11/01/2034	2,285	2,818
Manteca Financing Authority, California Revenue Bonds, Series 2009 5.750% due 12/01/2036	1,000	1,006
Manteca Unified School District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2045	1,800	1,809
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	2,545	2,574
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 5.000% due 08/01/2044	1,450	1,581
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	3,650	3,693
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021 5.000% due 11/01/2038	1,790	2,036
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	1,485	1,168
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,000	2,003
Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 09/01/2036	800	841
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	400	398
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2052	1,115	1,140
Orange County, California Local Transportation Authority Revenue Bonds, Series 2019 5.000% due 02/15/2041	1,000	1,093
Orange County, California Water District Certificates of Participation Bonds, Series 2003 3.350% due 08/01/2042	1,190	1,190
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,250	1,250
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	5,000	5,014
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,190	1,190
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (b)	1,500	523
River Islands Public Financing Authority, California Special Tax, (AGM Insured),Series 2022 4.250% due 09/01/2047	900	914
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	2,000	2,034
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	1,500	1,622
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,200	2,327
5.000% due 10/01/2047 (d)	1,500	1,573
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,000	1,094
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	400	401
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013 5.000% due 08/15/2037	3,000	3,020
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,325	1,333
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	550	542
5.000% due 07/01/2051	1,925	2,009
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022 5.000% due 05/15/2047	1,000	1,120
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,160	2,194
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,125	2,224
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	3,750	3,875
5.000% due 05/01/2050	4,100	4,374

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

San Francisco, California City & County Certificates of Participation Bonds, Series 2015 4.000% due 09/01/2033	1,500	1,508
San Francisco, California City & County General Obligation Bonds, Series 2022 5.000% due 06/15/2042	2,265	2,521
San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013 5.000% due 08/01/2028	1,505	1,519
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,500	1,645
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,250	1,280
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,500	1,679
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	1,015
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2034	885	936
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (b)	2,530	1,783
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	2,000	2,190
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,290	1,299
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,550	1,555
Santa Ana Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	1,250	1,251
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	1,800	1,805
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,040	1,056
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (b)	1,000	482
Southwestern Community College District, California General Obligation Bonds, Series 2021 4.000% due 08/01/2046	3,850	3,837
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,495	1,674
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	1,785	1,954
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	20,000	3,358
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (b)	3,995	622
University of California Revenue Bonds, Series 2013 5.000% due 05/15/2048	1,750	1,755
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	2,500	2,680
University of California Revenue Bonds, Series 2018 4.000% due 05/15/2043	1,050	1,056
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	1,500	1,624
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	2,250	2,071
Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2046	775	777
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	2,500	2,436

		279,929

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,380	2,099
7.120% due 10/01/2038	420	413

		2,512

ILLINOIS 0.6%
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,086

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	1,580	1,580

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	1,700	1,682

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	570	314

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,005	1,133

PUERTO RICO 7.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	18,000	1,162
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	2,587	1,129
0.000% due 11/01/2051	2,688	1,060
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,000	568
4.000% due 07/01/2041	1,000	814
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	2,019	1,181
5.000% due 07/01/2062	247	234
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	160	100
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	7,700	2,022
0.000% due 07/01/2051 (b)	6,630	1,290
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,280	3,896

		13,456

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	390	259
12.000% due 12/01/2045	650	565

		824

U.S. VIRGIN ISLANDS 0.9%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	1,615	1,585

VIRGINIA 0.7%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	15,000	739
5.500% due 07/01/2044	500	468

		1,207

WISCONSIN 0.5%
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2055 (b)	4,100	826

Total Municipal Bonds & Notes (Cost $311,677)		306,609

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (f) 0.7%		1,254

Total Short-Term Instruments (Cost $1,254)		1,254

Total Investments in Securities (Cost $312,931)		307,863

Total Investments 174.7% (Cost $312,931)		$307,863
Auction Rate Preferred Shares (55.5)%		(97,875)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (15.4)%		(27,071)
Other Assets and Liabilities, net (3.8)% %		(6,657)

Net Assets Applicable to Common Shareholders 100.0%		$176,260

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	08/03/2022	$1,086	$957	0.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$1,254	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(1,279)	$1,254	$1,254

Total Repurchase Agreements						$(1,279)	$1,254	$1,254

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$475	$0	$475
	California			0	279,929	0	279,929
	Delaware			0	2,512	0	2,512
	Illinois			0	1,086	0	1,086
	Indiana			0	1,580	0	1,580
	New Hampshire			0	1,682	0	1,682
	North Dakota			0	314	0	314
	Pennsylvania			0	1,133	0	1,133
	Puerto Rico			0	13,456	0	13,456
	Texas			0	824	0	824
	U.S. Virgin Islands			0	1,585	0	1,585
	Virginia			0	1,207	0	1,207
	Wisconsin			0	826	0	826
Short-Term Instruments
	Repurchase Agreements			0	1,254	0	1,254

Total Investments				$0	$307,863	$0	$307,863

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced